Annual Total Returns - FidelitySeriesShort-TermCreditFund-PRO - FidelitySeriesShort-TermCreditFund-PRO - Fidelity Series Short-Term Credit Fund - Fidelity Series Short-Term Credit Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 27, 2015
Annual Return 2016	1.55%
Annual Return 2017	1.50%
Annual Return 2018	1.64%
Annual Return 2019	5.07%
Annual Return 2020	4.14%
Annual Return 2021	(0.27%)
Annual Return 2022	(3.07%)
Annual Return 2023	6.07%